Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended		105 Months Ended		120 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026		Jul. 31, 2026		Jul. 31, 2025
Kansas Municipal Fund | Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	KSMUX with maximum sales charge
Average Annual Return, Percent	3.63%		(1.07%)				0.60%
Kansas Municipal Fund | Class I [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	KSITX
Average Annual Return, Percent	6.59%		(0.31%)		1.26%	[1]
Nebraska Municipal Fund | Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NEMUX with maximum sales charge
Average Annual Return, Percent	3.33%		(1.08%)				0.34%
Nebraska Municipal Fund | Class I [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NEITX
Average Annual Return, Percent	6.28%		(0.32%)		1.03%	[2]
Oklahoma Municipal Fund | Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OKMUX with maximum sales charge
Average Annual Return, Percent	3.47%		(0.98%)		0.60%
Oklahoma Municipal Fund | Class I [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OKMIX
Average Annual Return, Percent	6.49%		(0.22%)		1.31%	[3]
Viking Tax-Free Fund for Montana, Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VMTTX with maximum sales charge
Average Annual Return, Percent	3.27%		(0.68%)				0.72%
Viking Tax-Free Fund for Montana, Class I [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VMTIX
Average Annual Return, Percent	6.24%		0.08%				1.23%	[4]
Viking Tax-Free Fund for North Dakota, Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VNDFX with maximum sales charge
Average Annual Return, Percent	3.42%		(1.45%)				0.17%
Viking Tax-Free Fund for North Dakota, Class I [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VNDIX
Average Annual Return, Percent	6.37%		(0.69%)				0.68%	[5]
Without Sales Load [Member] | Kansas Municipal Fund | Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	KSMUX without maximum sales charge
Average Annual Return, Percent	6.33%		(0.58%)				0.86%
Without Sales Load [Member] | Nebraska Municipal Fund | Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NEMUX without maximum sales charge
Average Annual Return, Percent	6.01%		(0.58%)				0.60%
Without Sales Load [Member] | Oklahoma Municipal Fund | Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OKMUX without maximum sales charge
Average Annual Return, Percent	6.12%		(0.48%)		0.86%
Without Sales Load [Member] | Viking Tax-Free Fund for Montana, Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VMTTX without maximum sales charge
Average Annual Return, Percent	5.98%		(0.17%)				0.98%
Without Sales Load [Member] | Viking Tax-Free Fund for North Dakota, Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VNDFX without maximum sales charge
Average Annual Return, Percent	6.10%		(0.94%)				0.42%
Kansas Municipal Fund | Class A | Bloomberg U.S. Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Average Annual Return, Percent	5.27%		0.51%				1.95%
Kansas Municipal Fund | Class I | Bloomberg U.S. Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Average Annual Return, Percent	5.27%		0.51%		2.15%	[1]
Nebraska Municipal Fund | Class A | Bloomberg U.S. Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Average Annual Return, Percent	5.27%		0.51%				1.95%
Nebraska Municipal Fund | Class I | Bloomberg U.S. Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Average Annual Return, Percent	5.27%		0.51%		2.15%	[2]
Oklahoma Municipal Fund | Class A | Bloomberg U.S. Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Oklahoma Municipal Fund | Class A | Bloomberg U.S. Muni Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		5.27%		0.51%					1.95%
Oklahoma Municipal Fund | Class I | Bloomberg U.S. Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Average Annual Return, Percent	5.27%		0.51%		2.15%	[3]
Viking Tax-Free Fund for Montana | Class A | Bloomberg U.S Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Viking Tax-Free Fund for Montana | Class A | Bloomberg U.S. Muni Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.27%		0.51%				1.95%
Viking Tax-Free Fund for Montana | Class I | Bloomberg U.S Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Viking Tax-Free Fund for Montana | Class I | Bloomberg U.S. Muni Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.27%		0.51%				1.95%	[4]
Viking Tax-Free Fund for North Dakota | Class A | Bloomberg U.S. Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Average Annual Return, Percent	5.27%		0.51%				1.95%
Viking Tax-Free Fund for North Dakota | Class I | Bloomberg U.S. Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Municipal Bond Index
Average Annual Return, Percent	5.27%		0.51%				1.95%	[5]

[1]	Inception Date of 11/1/2017
[2]	Inception Date of 11/1/2017
[3]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[4]	Inception Date of 8/1/2016
[5]	^Inception Date of 8/1/2016